PARENT COMPANY INFORMATION - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Selling, general and administrative expense	$ 16,982	$ 38,981	$ 37,747	$ 36,198
Founders advisory fees - related party	652,990	0	0	0
Total operating expenses	678,068	88,558	90,569	89,660
Operating loss	(677,578)	80,621	71,476	(5,777)
Other expenses	7,554	45,856	36,744	53,934
(Loss) income before income taxes	(685,132)	34,765	34,732	(59,711)
Net loss	(680,457)	20,629	24,249	(42,037)
Total comprehensive (loss) income	(687,592)	$ 20,865	$ 29,036	$ (42,395)
Parent Company
Operating expenses:
Selling, general and administrative expense	2,254
Founders advisory fees - related party	652,990
Total operating expenses	655,244
Operating loss	(655,244)
Other expenses	934
(Loss) income before income taxes	(656,178)
Undistributed earnings of subsidiaries	(24,279)
Net loss	(680,457)
Total comprehensive (loss) income	$ (680,457)